Distribution Date:	05/12/22	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	05/06/22
Next Distribution Date:	06/10/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	62,254,745.96	153,344.29	129,230.48	0.00	0.00	282,574.77	62,101,401.67	32.83%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	165,000,000.00	0.00	382,112.50	0.00	0.00	382,112.50	165,000,000.00	32.83%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	32.83%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	33,109,374.55	769,494.67	79,876.37	0.00	0.00	849,371.04	32,339,879.88	32.83%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	25.24%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	19.86%	18.25%
C	78419CAL8	4.816553%	33,157,000.00	33,157,000.00	0.00	133,085.38	0.00	0.00	133,085.38	33,157,000.00	14.90%	13.75%
D	78419CAV6	4.816553%	39,603,000.00	39,603,000.00	0.00	158,958.30	0.00	0.00	158,958.30	39,603,000.00	8.96%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	6.07%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	8,071.26	0.00	0.00	8,071.26	8,289,000.00	4.82%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	32,208,408.39	0.00	0.00	0.00	0.00	0.00	32,208,408.39	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	668,460,528.90	922,838.96	1,673,553.79	0.00	0.00	2,596,392.75	667,537,689.94

X-A	78419CAG9	1.900643%	566,424,000.00	499,942,120.51	0.00	791,842.78	0.00	0.00	791,842.78	499,019,281.55
X-B	78419CAH7	0.883553%	35,919,000.00	35,919,000.00	0.00	26,446.96	0.00	0.00	26,446.96	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.279553%	19,342,000.00	19,342,000.00	0.00	36,742.60	0.00	0.00	36,742.60	19,342,000.00
X-F	78419CAR5	2.279553%	8,289,000.00	8,289,000.00	0.00	15,746.01	0.00	0.00	15,746.01	8,289,000.00
X-G	78419CAT1	2.279553%	34,077,980.00	32,208,408.39	0.00	61,183.99	0.00	0.00	61,183.99	32,208,408.39
Notional SubTotal			736,811,980.00	668,460,528.90	0.00	931,962.34	0.00	0.00	931,962.34	667,537,689.94

Deal Distribution Total					922,838.96	2,605,516.13	0.00	0.00	3,528,355.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	675.54387673	1.66398231	1.40231653	0.00000000	0.00000000	0.00000000	0.00000000	3.06629884	673.87989442
A-3	78419CAC8	1,000.00000000	0.00000000	2.31583333	0.00000000	0.00000000	0.00000000	0.00000000	2.31583333	1,000.00000000
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	835.16735319	19.41011679	2.01484134	0.00000000	0.00000000	0.00000000	0.00000000	21.42495813	815.75723640
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01379437	0.00000000	0.00000000	0.00000000	0.00000000	4.01379437	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.01379441	0.00000000	0.00000000	0.00000000	0.00000000	4.01379441	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	0.97373145	1.14043552	1.14043552	0.00000000	0.00000000	0.97373145	1,000.00000000
G	78419CBB9	945.13842634	0.00000000	0.00000000	1.99818006	38.24878323	0.00000000	0.00000000	0.00000000	945.13842634
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	882.62877369	0.00000000	1.39796827	0.00000000	0.00000000	0.00000000	0.00000000	1.39796827	880.99953665
X-B	78419CAH7	1,000.00000000	0.00000000	0.73629444	0.00000000	0.00000000	0.00000000	0.00000000	0.73629444	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.89962775	0.00000000	0.00000000	0.00000000	0.00000000	1.89962775	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.89962722	0.00000000	0.00000000	0.00000000	0.00000000	1.89962722	1,000.00000000
X-G	78419CAT1	945.13842634	0.00000000	1.79541129	0.00000000	0.00000000	0.00000000	0.00000000	1.79541129	945.13842634

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	129,230.48	0.00	129,230.48	0.00	0.00	0.00	129,230.48	0.00
A-3	04/01/22 - 04/30/22	30	0.00	382,112.50	0.00	382,112.50	0.00	0.00	0.00	382,112.50	0.00
A-4	04/01/22 - 04/30/22	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	79,876.37	0.00	79,876.37	0.00	0.00	0.00	79,876.37	0.00
A-M	04/01/22 - 04/30/22	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	04/01/22 - 04/30/22	30	0.00	791,842.78	0.00	791,842.78	0.00	0.00	0.00	791,842.78	0.00
X-B	04/01/22 - 04/30/22	30	0.00	26,446.96	0.00	26,446.96	0.00	0.00	0.00	26,446.96	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/22 - 04/30/22	30	0.00	36,742.60	0.00	36,742.60	0.00	0.00	0.00	36,742.60	0.00
X-F	04/01/22 - 04/30/22	30	0.00	15,746.01	0.00	15,746.01	0.00	0.00	0.00	15,746.01	0.00
X-G	04/01/22 - 04/30/22	30	0.00	61,183.99	0.00	61,183.99	0.00	0.00	0.00	61,183.99	0.00
B	04/01/22 - 04/30/22	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	04/01/22 - 04/30/22	30	0.00	133,085.38	0.00	133,085.38	0.00	0.00	0.00	133,085.38	0.00
D	04/01/22 - 04/30/22	30	0.00	158,958.30	0.00	158,958.30	0.00	0.00	0.00	158,958.30	0.00
E	04/01/22 - 04/30/22	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	04/01/22 - 04/30/22	30	0.00	17,524.33	0.00	17,524.33	9,453.07	0.00	0.00	8,071.26	9,453.07
G	04/01/22 - 04/30/22	30	1,232,741.11	68,093.94	0.00	68,093.94	68,093.94	0.00	0.00	0.00	1,303,441.27
Totals			1,232,741.11	2,683,063.14	0.00	2,683,063.14	77,547.01	0.00	0.00	2,605,516.13	1,312,894.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,528,355.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,698,297.12	Master Servicing Fee	8,534.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,329.96
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	278.52
ARD Interest	0.00	Operating Advisor Fee	1,691.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,698,297.12	Total Fees	15,233.93

Principal		Expenses/Reimbursements
Scheduled Principal	764,200.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	39,284.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,251.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,011.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	158,638.54	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	922,838.96	Total Expenses/Reimbursements	77,547.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,605,516.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	922,838.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,528,355.09
Total Funds Collected	3,621,136.08	Total Funds Distributed	3,621,136.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	668,460,528.90	668,460,528.90	Beginning Certificate Balance	668,460,528.90
(-) Scheduled Principal Collections	764,200.42	764,200.42	(-) Principal Distributions	922,838.96
(-) Unscheduled Principal Collections	158,638.54	158,638.54	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,537,689.94	667,537,689.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	669,586,634.63	669,586,634.63	Ending Certificate Balance	667,537,689.94
Ending Actual Collateral Balance	668,760,275.12	668,760,275.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP
2,000,000 or less	1	1,559,617.69	0.23%	46	6.3600	(0.787000)	1.30 or less	10	120,566,935.66	18.06%	46	5.1944	0.807821
2,000,001 to 3,000,000	1	2,382,579.90	0.36%	48	5.7600	1.229700	1.31 to 1.40	2	35,490,588.91	5.32%	50	5.0204	1.378503
3,000,001 to 4,000,000	1	3,150,000.00	0.47%	42	4.8455	2.778400	1.41 to 1.50	4	39,418,011.49	5.90%	46	4.4136	1.457564
4,000,001 to 5,000,000	6	27,293,322.39	4.09%	48	5.3246	2.541376	1.51 to 1.60	4	53,075,704.15	7.95%	43	4.9911	1.550663
5,000,001 to 6,000,000	1	5,753,380.53	0.86%	49	5.3200	1.612400	1.61 to 1.70	4	40,346,675.57	6.04%	33	5.3650	1.664700
6,000,001 to 7,000,000	3	19,253,197.74	2.88%	47	4.9791	0.880468	1.71 to 1.80	2	60,000,000.00	8.99%	48	4.1267	1.751500
7,000,001 to 8,000,000	1	8,000,000.00	1.20%	(10)	4.5981	1.880000	1.81 to 1.90	3	48,904,647.11	7.33%	39	4.8185	1.846211
8,000,001 to 9,000,000	2	16,558,772.36	2.48%	46	5.3472	1.359641	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	78,707,454.00	11.79%	27	5.1621	2.151160
10,000,001 to 15,000,000	10	127,552,941.43	19.11%	43	5.3593	1.485275	2.26 to 3.00	4	84,611,196.77	12.68%	47	4.9288	2.485230
15,000,001 to 20,000,000	3	56,135,898.19	8.41%	45	4.7677	1.736610	3.01 to 3.99	2	40,606,437.39	6.08%	49	3.8716	3.085086
20,000,001 to 30,000,000	9	221,749,580.58	33.22%	32	4.7716	2.323463	4.00 or greater	2	32,844,150.28	4.92%	(1)	4.7651	5.732348
30,000,001 or greater	4	145,182,510.52	21.75%	49	4.3719	2.038784	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,965,888.61	4.94%	49	4.6489	NAP	Virginia	39	29,660,337.53	4.44%	46	5.0732	2.029038
Alabama	3	16,665,890.03	2.50%	48	5.4104	2.847570	Washington	6	43,905,300.39	6.58%	50	4.9978	1.717684
Arizona	1	6,555,257.27	0.98%	43	4.7500	(0.096600)	Wisconsin	1	21,494,433.97	3.22%	42	5.0500	1.534500
California	4	92,509,585.27	13.86%	26	4.8377	3.652007	Totals	134	667,537,689.94	100.00%	41	4.8437	1.922930
Connecticut	1	1,339,556.59	0.20%	49	5.3200	2.211700
									Property Type³
Florida	5	61,512,720.11	9.21%	46	5.1391	1.913137
Georgia	2	22,324,925.91	3.34%	43	4.0390	1.531072		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,604,793.83	0.54%	43	4.9040	2.406400		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	11,176,770.76	1.67%	49	5.1617	1.353493	Defeased	4	32,965,888.61	4.94%	49	4.6489	NAP
Massachusetts	1	4,243,245.06	0.64%	43	4.9040	2.406400	Industrial	1	165,558.57	0.02%	(12)	5.2130	1.679800
Minnesota	1	2,868,119.34	0.43%	43	4.9040	2.406400	Lodging	13	126,221,783.32	18.91%	48	5.3793	1.559693
Mississippi	1	3,668,088.80	0.55%	41	4.7900	1.586100	Mixed Use	2	10,839,458.51	1.62%	50	4.5300	1.818800
Missouri	1	2,229,668.12	0.33%	43	4.9040	2.406400	Multi-Family	3	37,414,990.69	5.60%	45	4.7324	1.490216
New Hampshire	1	40,000,000.00	5.99%	49	4.0400	1.756500	Office	25	217,042,706.68	32.51%	38	5.0302	1.756836
New Jersey	26	42,226,109.87	6.33%	34	5.0727	1.237808	Other	58	20,000,000.01	3.00%	45	4.3000	1.741500
New York	3	40,160,156.45	6.02%	46	3.8941	2.886738	Retail	28	222,887,303.56	33.39%	37	4.4700	2.627279
North Carolina	2	6,317,337.74	0.95%	49	5.0012	1.508450	Totals	134	667,537,689.94	100.00%	41	4.8437	1.922930
Ohio	5	26,162,499.65	3.92%	46	5.1960	1.435451
Oklahoma	1	3,150,000.00	0.47%	42	4.8455	2.778400
Oregon	2	9,598,772.55	1.44%	43	6.1004	0.908641
Pennsylvania	14	65,634,613.92	9.83%	25	4.9374	1.741441
South Carolina	1	4,606,437.39	0.69%	49	5.1700	3.312400
Tennessee	1	31,182,510.52	4.67%	50	5.1160	0.838000
Texas	4	33,255,052.78	4.98%	42	4.8041	1.289926
Utah	1	8,519,617.50	1.28%	49	4.6840	1.474800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP
	4.000% or less	2	56,114,902.44	8.41%	47	3.7910	2.474902	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	5.99%	49	4.0400	1.756500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	3.00%	45	4.3000	1.741500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	110,683,859.87	16.58%	30	4.6498	2.914075	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	120,776,236.64	18.09%	32	4.8866	1.839272	49 months or greater	42	634,571,801.33	95.06%	40	4.8538	1.956847
	5.001% to 5.250%	13	176,868,823.47	26.50%	43	5.1102	1.449372	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
	5.251% to5.500%	7	67,679,260.62	10.14%	48	5.3782	1.671650
	5.501% to 5.750%	2	16,701,012.23	2.50%	50	5.6448	2.468540
	5.751% to 6.000%	2	16,148,933.51	2.42%	48	5.8367	2.085316
	6.001 or greater	2	9,598,772.55	1.44%	43	6.1004	0.908641
	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP
	59 months or less	42	634,571,801.33	95.06%	40	4.8538	1.956847	Interest Only	8	202,450,000.00	30.33%	37	4.3748	2.794135
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	34	432,121,801.33	64.73%	42	5.0782	1.564575
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	32,965,888.61	4.94%	49	4.6489	NAP				None
Underwriter's Information		1	8,000,000.00	1.20%	(10)	4.5981	1.880000
	12 months or less	39	595,740,783.00	89.24%	42	4.8693	1.970145
	13 months to 24 months	1	20,000,000.00	3.00%	45	4.3000	1.741500
	25 months or greater	1	10,831,018.33	1.62%	(12)	5.2130	1.679800
	Totals	44	667,537,689.94	100.00%	41	4.8437	1.922930
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	134,666.67	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	05/01/22
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	150,163.33	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	05/01/22
3	407004623	RT	New York	NY	Actual/360	3.705%	111,165.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	05/06/22
4	306170004	RT	Lynwood	CA	Actual/360	4.598%	107,289.23	0.00	0.00	N/A	07/05/21	--	28,000,000.00	28,000,000.00	05/05/22
4A	306170104				Actual/360	4.598%	30,654.07	0.00	0.00	N/A	07/05/21	--	8,000,000.00	8,000,000.00	05/05/22
5	303161076	LO	Nashville	TN	Actual/360	5.116%	133,169.10	53,400.04	0.00	N/A	07/01/26	--	31,235,910.56	31,182,510.52	05/01/22
6	306170006	OF	Tampa	FL	Actual/360	5.020%	124,593.76	38,110.93	0.00	N/A	03/06/26	--	29,783,369.54	29,745,258.61	05/06/22
7	407004622	RT	Various	Various	Actual/360	4.904%	119,739.33	0.00	0.00	N/A	12/06/25	--	29,300,000.00	29,300,000.00	05/06/22
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	109,775.24	158,638.54	0.00	07/01/21	07/01/36	--	26,828,979.33	26,670,340.79	05/01/22
9	306170009	MF	Dallas	TX	Actual/360	4.810%	94,304.96	31,759.83	0.00	N/A	12/06/25	--	23,527,223.93	23,495,464.10	05/06/22
10	301741107	OF	Glendale	WI	Actual/360	5.050%	90,619.67	38,951.90	0.00	N/A	11/06/25	--	21,533,385.87	21,494,433.97	05/06/22
11	301741118	RT	Columbus	GA	Actual/360	3.944%	66,302.68	58,325.37	0.00	N/A	12/06/25	--	20,173,227.81	20,114,902.44	05/06/22
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	88,989.00	37,164.08	0.00	N/A	07/06/26	--	21,357,359.65	21,320,195.57	04/06/22
13	306170013	Various Various		WA	Actual/360	4.530%	81,692.61	31,441.83	0.00	N/A	07/05/26	--	21,640,426.93	21,608,985.10	05/05/22
14	306170014	RT	Various	FL	Actual/360	5.233%	84,288.34	32,831.30	0.00	N/A	05/05/26	--	19,328,493.31	19,295,662.01	04/05/22
15	407004638	98	Various	Various	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	05/06/22
16	306170016	IN	Various	PA	Actual/360	4.620%	70,538.18	29,660.68	0.00	N/A	07/01/26	05/01/26	18,321,605.14	18,291,944.46	05/01/22
17	301741100	RT	Various	Various	Actual/360	4.790%	67,328.39	27,002.60	0.00	10/06/25	10/06/45	--	16,867,238.78	16,840,236.18	05/06/22
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	57,395.42	27,125.08	0.00	N/A	05/01/26	--	14,701,069.23	14,673,944.15	05/01/22
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	65,010.89	22,996.41	0.00	N/A	06/05/26	--	14,184,193.18	14,161,196.77	05/05/22
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	61,005.09	22,728.95	0.00	N/A	06/06/26	--	13,691,061.53	13,668,332.58	05/06/22
21	306170021	LO	Various	VA	Actual/360	5.850%	67,214.70	21,276.44	0.00	N/A	05/06/26	--	13,787,630.05	13,766,353.61	05/06/22
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	61,812.86	22,594.75	0.00	N/A	05/06/26	--	13,688,029.74	13,665,434.99	05/06/22
23	407000584	LO	Saddle Brook	NJ	Actual/360	5.146%	57,879.41	23,973.31	0.00	N/A	12/06/25	--	13,496,947.22	13,472,973.91	03/06/21
24	407004621	OF	Horsham	PA	Actual/360	5.051%	59,730.49	20,181.05	0.00	N/A	06/06/26	--	14,190,574.39	14,170,393.34	05/06/22
26	303161069	LO	Ocala	FL	Actual/360	5.281%	52,482.24	20,108.18	0.00	N/A	05/01/26	--	11,925,522.94	11,905,414.76	05/01/22
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	55,507.18	16,331.53	0.00	N/A	07/05/26	--	11,873,193.48	11,856,861.95	05/05/22
28	305960001	Various Various		Various	Actual/360	5.213%	47,121.77	16,118.37	0.00	N/A	05/05/21	--	10,847,136.70	10,831,018.33	05/05/21

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	42,807.79	17,459.63	0.00	N/A	05/06/26	--	10,072,420.82	10,054,961.19	05/06/22
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	33,343.60	22,722.85	0.00	N/A	06/01/26	--	8,542,340.35	8,519,617.50	05/01/22
31	306170031	LO	Newport	OR	Actual/360	6.050%	40,627.49	19,190.40	0.00	N/A	11/05/25	--	8,058,345.26	8,039,154.86	02/05/20
33	306170033	RT	Glendale	AZ	Actual/360	4.750%	25,996.76	12,344.32	0.00	N/A	12/06/25	--	6,567,601.59	6,555,257.27	06/06/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	25,803.29	15,785.38	0.00	N/A	06/05/26	--	6,168,116.01	6,152,330.63	05/05/22
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	28,249.36	11,300.49	0.00	N/A	06/06/26	--	6,556,910.33	6,545,609.84	05/06/22
36	306170036	RT	Richland	WA	Actual/360	5.320%	25,569.84	14,253.55	0.00	N/A	06/06/26	--	5,767,634.08	5,753,380.53	05/06/22
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	23,185.01	11,349.40	0.00	N/A	07/06/26	--	4,855,499.68	4,844,150.28	05/06/22
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	19,896.11	11,614.37	0.00	N/A	06/05/26	--	4,618,051.76	4,606,437.39	05/05/22
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	19,783.23	11,533.90	0.00	N/A	10/06/25	--	4,437,359.50	4,425,825.60	05/06/22
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	19,909.47	7,937.87	0.00	N/A	06/06/26	--	4,639,098.79	4,631,160.92	05/06/22
41	306170041	OF	Yakima	WA	Actual/360	5.210%	20,370.30	5,741.82	0.00	N/A	05/05/26	--	4,691,814.63	4,686,072.81	05/05/22
42	306170042	RT	Various	Various	Actual/360	5.320%	18,196.95	4,899.76	0.00	N/A	06/06/26	--	4,104,575.15	4,099,675.39	05/06/22
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	12,719.44	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	05/06/22
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	11,454.31	3,735.11	0.00	N/A	05/05/26	--	2,386,315.01	2,382,579.90	05/05/22
47	306170047	OF	Portland	OR	Actual/360	6.360%	8,277.89	2,248.94	0.00	N/A	03/05/26	--	1,561,866.63	1,559,617.69	02/05/20
Totals							2,698,297.12	922,838.96	0.00				668,460,528.90	667,537,689.94
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,349,154.20	14,642,300.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,276,997.07	3,241,176.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,827,063.59	2,091,965.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,656,852.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	968,190.56	3,609,345.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,537,728.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,140,959.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,861,249.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,557,945.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,000,963.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,113,780.00	0.00	--	--	--	0.00	0.00	125,708.13	125,708.13	0.00	0.00
13	2,601,072.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,878,040.73	0.00	--	--	--	0.00	0.00	117,039.10	117,039.10	0.00	0.00
15	13,380,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	3,002,538.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	3,394,138.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,268,653.25	746,340.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,675,491.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,794,310.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	85,596.00	0.00	--	--	04/06/22	2,479,387.72	21,514.27	70,895.25	1,038,831.09	570,514.36	0.00
24	1,451,791.46	361,585.61	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,621,045.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,397,701.61	387,910.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	2,819,978.18	391,968.99	50,879.50	500,541.64	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	3,179,207.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,126,133.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,074,613.00	0.00	--	--	04/06/22	0.00	32,615.75	59,727.30	1,293,247.06	139,385.32	0.00
33	464,283.10	(369.00)	01/01/21	06/30/21	11/08/21	4,053,017.18	113,252.54	22,240.95	308,191.91	137,679.43	0.00
34	830,940.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	670,022.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,760.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,992,612.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,090,557.58	1,364,037.46	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	886,165.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	538,626.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	558,534.13	128,820.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	574,605.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	439,143.20	111,946.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	225,889.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	171,263.00	(72,785.56)	01/01/21	09/30/21	11/08/21	82,816.07	11,716.84	10,070.69	272,326.68	21,496.85	0.00
Totals	150,032,288.48	32,776,038.52				9,435,199.15	571,068.39	456,560.92	3,655,885.61	869,075.96	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	158,638.54	Partial Liquidation (Curtailment)	0.00	0.00
Totals		158,638.54		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/22	0	0.00	0	0.00	4	29,627,003.73	0	0.00	1	6,555,257.27	0	0.00	1	158,638.54	0	0.00	4.843674%	4.779706%	41
04/12/22	1	5,767,634.08	0	0.00	4	29,684,760.70	0	0.00	1	6,567,601.59	0	0.00	1	136,010.78	0	0.00	4.843901%	4.768261%	42
03/11/22	0	0.00	0	0.00	4	29,737,844.43	0	0.00	1	6,579,032.60	0	0.00	1	161,326.89	0	0.00	4.844101%	4.768467%	43
02/11/22	0	0.00	0	0.00	4	29,803,952.06	0	0.00	1	6,593,016.15	0	0.00	1	157,063.63	0	0.00	4.844371%	4.768743%	44
01/12/22	0	0.00	0	0.00	4	29,856,483.21	0	0.00	1	6,604,343.63	0	0.00	1	156,402.36	0	0.00	4.844570%	4.768949%	45
12/10/21	0	0.00	0	0.00	4	29,908,770.91	0	0.00	1	6,615,624.97	0	0.00	1	144,320.84	0	0.00	4.844767%	4.777152%	46
11/15/21	0	0.00	0	0.00	4	29,965,263.73	0	0.00	1	6,627,731.28	0	0.00	1	148,398.25	1	7,790,311.06	4.844985%	4.777378%	47
10/13/21	0	0.00	0	0.00	4	30,017,047.28	0	0.00	1	6,638,917.34	0	0.00	1	140,126.00	0	0.00	4.846951%	4.777065%	47
09/13/21	0	0.00	1	6,650,931.81	4	55,016,703.75	0	0.00	0	0.00	0	0.00	1	147,159.38	0	0.00	4.847163%	4.777285%	48
08/12/21	1	6,662,023.36	0	0.00	4	55,104,069.37	0	0.00	0	0.00	0	0.00	1	137,103.91	1	11,583,127.76	4.847352%	4.773063%	49
07/12/21	0	0.00	2	20,373,525.02	5	68,927,433.69	0	0.00	0	0.00	1	31,688,720.54	1	143,108.63	0	0.00	4.860138%	4.777121%	50
06/11/21	2	20,408,406.80	0	0.00	5	69,039,902.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860345%	4.777332%	51
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	407004625	04/06/22	0	B	125,708.13	125,708.13	400.00	21,357,359.65	01/03/22	13
14	306170014	04/05/22	0	B	117,039.10	117,039.10	0.00	19,328,493.31
23	407000584	03/06/21	13	6	70,895.25	1,038,831.09	837,670.21	13,787,973.37	11/12/20	2
28	305960001	05/05/21	11	5	50,879.50	500,541.64	0.00	11,012,115.80	06/07/19	3	02/14/20
31	306170031	02/05/20	26	6	59,727.30	1,293,247.06	195,258.38	8,511,835.07	05/11/20	13
33	306170033	06/06/21	10	6	22,240.95	308,191.91	290,753.83	6,684,949.55	11/05/20	7			08/31/21
47	306170047	02/05/20	26	6	10,070.69	272,326.68	46,436.44	1,613,738.19	05/11/20	13
Totals					456,560.92	3,655,885.61	1,370,518.86	82,296,464.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,831,018	36,000,000	10,831,018		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		290,075,256	260,448,253	23,071,746		6,555,257
49 - 60 Months		287,120,838	287,120,838	0		0
> 60 Months		43,510,577	43,510,577	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	667,537,690	627,079,668	0	0	33,902,765	6,555,257
Apr-22	668,460,529	586,160,997	41,767,634	0	33,964,296	6,567,602
Mar-22	669,296,033	592,696,569	0	36,000,000	34,020,431	6,579,033
Feb-22	670,338,738	593,654,043	0	0	70,091,679	6,593,016
Jan-22	671,188,477	594,436,918	0	0	76,751,559	0
Dec-21	672,034,571	595,216,456	0	0	76,818,115	0
Nov-21	672,927,543	596,037,156	0	0	76,890,387	0
Oct-21	681,561,783	596,803,131	0	0	84,758,652	0
Sep-21	682,457,654	566,019,698	0	6,650,932	109,787,024	0
Aug-21	683,294,094	566,731,750	6,662,023	0	109,900,320	0
Jul-21	697,588,738	553,465,713	0	20,373,525	123,749,500	0
Jun-21	698,499,200	598,052,583	20,408,407	0	80,038,211	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306170004	28,000,000.00	28,000,000.00	161,000,000.00	10/16/21	5,656,852.00	5.95280	12/31/21	07/05/21	I/O
4A	306170104	8,000,000.00	8,000,000.00	161,000,000.00	10/16/21		1.88000	--	07/05/21	I/O
5	303161076	31,182,510.52	31,182,510.52	124,000,000.00	03/01/22	2,974,554.02	0.83800	09/30/21	07/01/26	289
12	407004625	21,320,195.57	21,357,359.65	102,000,000.00	05/03/16	5,779,659.00	1.38030	12/31/21	07/06/26	289
23	407000584	13,472,973.91	13,787,973.37	22,800,000.00	02/17/22	85,596.00	0.04750	12/31/21	12/06/25	282
28	305960001	10,831,018.33	11,012,115.80	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	289
31	306170031	8,039,154.86	8,511,835.07	12,700,000.00	03/01/22	888,379.00	1.23760	12/31/21	11/05/25	221
33	306170033	6,555,257.27	6,684,949.55	3,030,000.00	09/13/21	(22,227.00)	(0.09660)	06/30/21	12/06/25	282
47	306170047	1,559,617.69	1,613,738.19	1,930,000.00	10/08/21	(74,570.56)	(0.78700)	09/30/21	03/05/26	285
Totals		128,960,728.15	130,150,482.15	719,460,000.00		21,135,218.46

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306170004	RT	CA	10/09/20	2

The 404,064 SF retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA. Collateral as of March 2022 89.39% leased. An April 2022 site inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. In January 2022, the judge approved the Debtor's request to market the asset for sale. Bids for the asset are due in April 2022. There were bids received, and an auction was held in April 2022. A plan confirmation hearing is scheduled for May 2022 to review the debtor's plan to sell the asset to the highest bidder form the

	auction. The special servicer expects to be paid off in full as a result of the sale.
4A	306170104	Various	Various	10/09/20	2

The 404,064 SF retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA. Collateral as of March 2022 89.39% leased. An April 2022 site inspection found the asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. In January 2022, the judge approved the Debtor's request to market the asset for sale. Bids for the asset are due in April 2022. There were bids received, and an auction was held in April 2022. A plan confirmation hearing is scheduled for May 2022 to review the debtor's plan to sell the asset to the highest bidder form the

	auction. The special servicer expects to be paid off in full as a result of the sale.
5	303161076	LO	TN	06/09/20	8
	Special Servicer comments are not available for this cycle.

12	407004625	OF	PA	01/03/22	13
	Loan recently transferred to special servicing for Imminent Monetary Default. Loan is payment current. Special servicer is attempting to make contact with the obligors.

23	407000584	LO	NJ	11/12/20	2

Loan for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has confirmed intention to transition property to the Lender. Working with counsel to determine appropriate method to take title. A

	receiver has been appointed as of May 2021.

28	305960001	Various	Various	06/07/19	3

The loan transferred to the Special Servicer on 6/7/19 for payment default. The loan was originally secured by 13 buildings in New Jersey (11 properties), New York (1 property), and Florida (1 property). At origination, more than half of the portfolio was leased to Borrower affiliates, many of which were delinquent on payments. Borrower entities filed Ch. 11 bankruptcy on 2/14/20, which triggered full recourse. Lender obtained a judgment against the Guarantor in the amount of

$90M in November 2021. A consensual bankruptcy plan was filed in February 2022, which provides Borrower with 6 months from the plan effective date to pay off Lender with waivers of default interest and late charges. Borrower will have one 3

-month extension option. Lender has received adequate protection payments during the term of the bankruptcy, which have been applied to the loan as approved by the court. The plan is currently under review by the court.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	306170031	LO	OR	05/11/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Loan is currently in payment default. Special Servicer and Borrower are negotiating a possible payoff.

33	306170033	RT	AZ	11/05/20	7
Lender took title via deed-in-lieu of foreclosure on 9/1/2021. Asset Management working with local Property Manager to lease up and stabilize asset.

47	306170047	OF	OR	05/11/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in payment default. Discussions with Borrower continue regarding a possible consensual foreclosure or deed in lieu.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
Totals		73,436,566.99		73,357,793.81
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	303161077 08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	0.00	1,869,572.17	12.89%
32	301741139 11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		21,273,575.57	28,900,000.00	21,255,372.76	1,732,139.04	21,255,372.76	19,523,233.72	1,869,572.17	0.00	0.00	1,869,572.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
25	303161077	08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(35,875.60)	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	5,205.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,449.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	10,580.79	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,262.84	0.00	0.00	12,238.70	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	16,026.30	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	438.58	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,251.61	0.00	3,011.03	39,284.37	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		77,547.01

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Supplemental Notes
None

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